General (Narrative) (Details)		6 Months Ended
	Jan. 09, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Apr. 03, 2023 USD ($)	Jan. 09, 2023 ₪ / shares shares	Jan. 09, 2023 $ / shares shares	Jan. 08, 2023 $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Accumulated deficit		$ 77,887,000					$ 67,738,000	$ 46,127,000
Number of American Depositary Shares for purchase and sale | shares	1,550,000
Price per American Depositary Shares | $ / shares					$ 1
Pre funded warrants to purchase American Depositary Shares | shares	4,950,000
Pre funded warrants to purchase American Depositary Shares Price per shares | $ / shares					$ 0.9999
Exercise price of pre funded warrants per American Depositary Shares | $ / shares	$ 0.0001
Warrants to purchase number of American Depositary Shares | shares	6,500,000
Gross proceeds from American Depositary Shares	$ 6,500,000
Total changes in fair value of derivative		392,000
Derivatives allocated to financing expenses		316,000
Derivatives allocated to premium on shares		$ 76,000
Number of warrant share issued | shares				65,000,000	65,000,000
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of pre funded warrants per American Depositary Shares | $ / shares	$ 0.1
Wilk Technologies Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
initial investment amount in Wilk			$ 435,000
Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants to purchase number of American Depositary Shares | shares	1,857,143
Exercise price of warrants per American Depositary Shares previous | $ / shares						$ 3.5
Exercise price of warrants per American Depositary Shares new | $ / shares					$ 1
Underwriter Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants to purchase number of American Depositary Shares | shares	162,500
Term of American Depositary Shares	five years
Exercise price of warrants per American Depositary Shares new | (per share)				₪ 1	$ 1
Fair value of American Depositary Shares	$ 131,000
Allocation of net proceeds from american depositary shares to issuance costs	105,000
Allocation of net proceeds from American Depositary Shares to premium	26,000
Allocation of net proceeds from American depositary shares to equity	1,100
Allocation of net proceeds from American depositary shares to derivative instruments	5,200
Allocation of net proceeds from American depositary shares to issuance expenses	500
Warrant Underwriting Discounts And Other Offering Expenses	$ 700,000